Trade accounts receivable	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Trade accounts receivable	Trade accounts receivable
Trade accounts receivables are amounts due from clients mainly related to loans designated at FVPL, equipment rental and other services.

	2020	2019

Loans designated at FVPL (a)	1,646,685	124,661
Accounts receivable from clients (b)	130,059	108,490
Other trade accounts receivable	53,675	39,922
Allowance for expected credit losses	(32,463)	(23,656)
	1,797,956	249,417
Current	1,415,850	249,417
Non-current	382,106	—

(a)	The Company has started to directly offer credit to clients at the end of 2019. The Group has irrevocably elected to classify the loans at fair value with net changes recognized in the statement of profit or loss. The amount is held by FIDC SOMA and FIDC SOMA III.
(b)	Comprised mainly of accounts receivable from equipment rental.
The Group records an allowance for expected credit losses of trade accounts receivable from the lease of equipment to clients based on an expected credit loss model covering history of defaults and the expected nature and level of risk associated with receivables. See Note 3.6.1.4 and 4.1.1 for further details.
The movement in the allowance for expected credit losses of trade accounts receivables is as follows:

	2020	2019

At January 1	23,656	7,745
Charge for the year	30,372	35,695
Reversal	(269)	(3,179)
Write-off	(21,296)	(16,605)
At December 31	32,463	23,656